Statements of Income/(Loss) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Contract revenue	SFr 111,026	SFr 7,194	SFr 20,255
Total revenue	111,026	7,194	20,255
Operating expenses
Research & development expenses	(50,432)	(44,277)	(32,663)
General & administrative expenses	(16,058)	(12,467)	(10,131)
Total operating expenses	(66,490)	(56,744)	(42,794)
Operating income/(loss)	44,536	(49,550)	(22,539)
Finance income/(expense), net	(2,046)	(1,132)	(4,055)
Change in fair value of conversion feature	4,542	0	0
Interest income	304	29	330
Interest expense	(1,894)	(298)	(147)
Finance result, net	906	(1,401)	(3,872)
Income/(loss) before tax	45,442	(50,951)	(26,411)
Income tax expense	0	0	0
Income/(loss) for the period	SFr 45,442	SFr (50,951)	SFr (26,411)
Earnings/(loss) per share (EPS):
Basic income/(loss) for the period attributable to equity holders (in CHF per share)	SFr 0.64	SFr (0.82)	SFr (0.46)
Diluted income/(loss) for the period attributable to equity holders (in CHF per share)	SFr 0.64	SFr (0.82)	SFr (0.46)